INCOME TAXES - Deferred tax assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unrecognized Deferred Tax Assets
Deferred tax assets	$ 0	$ 0	$ 0
Unrecognized deferred tax assets	69,490,292	62,313,461	54,930,017
Investment tax credits
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets	2,525,545	3,108,576	2,689,744
Loss carry forwards	3,054,186
Capital assets
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets	182,385	500,445	328,039
Share issue expenses
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets	1,198,653	1,774,820	772,687
Non-capital loss carry forwards
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets	65,556,024	56,627,473	22,828,376
Foreign exchange
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets	5,453	5,500	(12,388)
Research and development
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets		265,260	68,037
Reserve for legal damages
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets			28,205,068
Deferred compensation
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets	22,232	$ 31,387	$ 50,454
Unused loss carryforwards
Unrecognized Deferred Tax Assets
Loss carry forwards	$ 244,571,943